Operating expenses	12 Months Ended
Dec. 31, 2023
Operating expenses
Operating expenses

3 Operating expenses

Operating profit is stated after charging/(crediting) the following:

	Note	2021 £m	2022 £m	2023 £m
Total staff costs	5	2,549	2,906	3,108
Depreciation and amortisation
Amortisation of acquired intangible assets	14	297	294	279
Share of joint ventures and associates' amortisation of acquired intangible assets		1	2	1
Amortisation of acquired intangible assets including joint ventures and associates' share		298	296	280
Amortisation of internally developed intangible assets	14	295	309	330
Depreciation of property, plant and equipment	16	52	47	43
Depreciation of right-of-use assets		80	63	65
Pre-publication amortisation		60	72	76
Total depreciation and other amortisation	2	487	491	514
Total depreciation and amortisation (including amortisation of acquired intangibles)		785	787	794
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,562	3,045	3,216
Short-term and low value lease expenses		21	19	18

The amortisation of acquired intangible assets is included within administration and other expenses. The amortisation of internally generated intangible assets is included within cost of sales, selling and distribution costs and administration and other expenses.